Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Differences between basis: account x tax	$ (27.1)	$ 73.6	$ 5.2
Deferred tax assets (liabilities), net	(370.1)	(271.6)	(232.4)	$ (244.6)
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporarily non-deductible provisions	133.7	65.2	39.7
Tax loss carryforwards	0.5	0.2	0.5
Functional currency effect of the non monetary assets	(509.3)	(297.4)	(323.4)
Gains not realized from sales of the Company to subsidiairies	14.5	23.1	22.7
Effect of differences by fixed asset	14.1	(12.0)	7.5
Differences between basis: account x tax	(23.6)	(50.7)	20.6
Deferred tax assets (liabilities), net	(370.1)	(271.6)	(232.4)
Total deferred tax asset	104.6	0.7	21.6
Total deferred tax liability	$ (474.7)	$ (272.3)	$ (254.0)